Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets - Other intangible assets
Intangible assets - Other intangible assets

18.   Intangible assets - Other intangible assets

The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2017, 2016, and 2015 is as follows:

		Millions of euros
			Net			Application of
			additions	Change in	Amortization	amortization	Exchange
	Estimated	December 31,	and	scope of	and	and	differences	December 31,
	useful life	2016	disposals	consolidation	impairment	impairment	and other	2017
With indefinite useful life:
Brand names		39	—	—	—	—	(4)	35

With finite useful life:
IT developments	3-7 years	6,558	1,470	42	—	(679)	(446)	6,945
Other		1,245	68	436	—	(126)	(63)	1,560
Accumulated amortization		(4,848)	—	(64)	(1,403)	694	235	(5,386)
Development		(4,240)	—	(14)	(1,310)	627	216	(4,721)
Other		(608)	—	(50)	(93)	67	19	(665)
Impairment losses		(297)	—	—	(174)	111	120	(240)
Of Which: Addition					(174)
		2,697	1,538	414	(1,577)	—	(158)	2,914

		Millions of euros
			Net			Application of
			additions	Change in	Amortization	amortization	Exchange
	Estimated	December 31,	and	scope of	and	and	differences	December 31,
	useful life	2015	disposals	consolidation	impairment	impairment	and other	2016
With indefinite useful life:
Brand names		49	1	—	—	(11)	—	39

With finite useful life:
IT developments	3-7 years	5,411	1,726	—	—	(890)	311	6,558
Other		1,306	41	(124)	—	—	22	1,245
Accumulated amortization		(3,873)	—	—	(1,275)	716	(416)	(4,848)
Development		(3,353)	—	—	(1,168)	716	(435)	(4,240)
Other		(520)	—	—	(107)	—	19	(608)
Impairment losses		(423)	—	—	(11)	185	(48)	(297)
Of Which: Addition					(11)
		2,470	1,768	(124)	(1,286)	—	(131)	2,697

		Millions of euros
			Net			Application of
			additions	Change in	Amortization	amortization	Exchange
	Estimated	December 31,	and	scope of	and	and	differences	December 31,
	useful life	2014	disposals	consolidation	impairment	impairment	and other	2015
With indefinite useful life:
Brand names		61	—	(2)	—	(17)	7	49

With finite useful life:
IT developments	3-7 years	5,350	1,481	(25)	—	(951)	(444)	5,411
Other		1,294	87	—	—	(81)	6	1,306
Accumulated amortization		(3,623)	—	20	(1,246)	663	313	(3,873)
Development		(3,096)	—	20	(1,138)	613	248	(3,353)
Other		(527)	—	—	(108)	50	65	(520)
Impairment losses		(229)	—	—	(586)	386	6	(423)
Of Which: Addition					(586)
		2,853	1,568	(7)	(1,832)	—	(112)	2,470

In 2017, 2016 and 2015, impairment losses of €174, €11 and €586 million, respectively, were recognized under provisions or reversals of provisions at financial assets in the consolidated income statement. This impairment losses related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to adapt to the various regulatory changes and to transform or integrate businesses.